Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Asset Retirement Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligations, Noncurrent	$ 170	$ 212